Statutory Information	12 Months Ended
Dec. 31, 2012
Statutory Information
Statutory Information

8. STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Insurance Department. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

	Years ended and at December 31,
	2012	2011	2010
Statutory net income	$95,272	$69,147	$81,041
Statutory capital and surplus	$438,848	$455,848	$449,615

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid dividends of $110,000, of which $77,141 was ordinary and $32,859 was extraordinary during the year ended December 31, 2012. The Company declared and paid ordinary dividends of $32,000 during the year ended December 31, 2011. No extraordinary dividends were declared and paid in 2011. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurer's surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to approximately $87,930 to its Parent in 2013 without permission from Kansas regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.